Statement of Investments

March 31, 2022 (unaudited)

Aberdeen Emerging Markets Equity Income Fund, Inc.

Shares	Description	Industry and Percentage of Net Assets	Value (US$)

LONG-TERM INVESTMENTS—114.2%
COMMON STOCKS—103.9%
ARGENTINA—0.7%
10,250	Globant SA (a)	Information Technology Services— 0.7%	$2,686,218
AUSTRALIA—1.7%
167,316	BHP Group Ltd.	Metals & Mining— 1.7%	6,522,032
AUSTRIA—1.6%
298,130	Mondi PLC	Paper & Forest Products— 1.6%	5,923,943
BRAZIL—7.3%
1,880,479	B3 SA - Brasil Bolsa Balcao	Capital Markets— 1.7%	6,205,002
1,474,145	Banco Bradesco SA	Banks— 1.5%	5,656,868
2,670	MercadoLibre, Inc. (a)	Internet & Direct Marketing Retail— 0.8%	3,175,912
592,592	Raia Drogasil SA	Food & Staples Retailing— 0.8%	2,979,732
853,550	Rumo SA (a)	Road & Rail— 0.9%	3,325,601
445,100	TOTVS SA	Software— 0.9%	3,401,085
367,500	WEG SA	Electrical Equipment— 0.7%	2,691,575
			27,435,775
CHILE—0.5%
82,597	Banco Santander Chile, ADR	Banks— 0.5%	1,865,866
CHINA—32.5%
1,091,300	Alibaba Group Holding Ltd. (a)	Internet & Direct Marketing Retail— 4.0%	14,892,656
545,000	Centre Testing International Group Co. Ltd., A Shares (Stock Connect) (b)	Professional Services— 0.4%	1,685,185
1,380,000	China Merchants Bank Co. Ltd., H Shares	Banks— 2.9%	10,742,502
1,015,500	China Resources Land Ltd.	Real Estate Management & Development— 1.2%	4,701,913
174,700	China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect) (b)	Specialty Retail— 1.2%	4,493,726
496,200	China Vanke Co. Ltd., H Shares	Real Estate Management & Development— 0.3%	1,116,091
687,299	Estun Automation Co. Ltd., A Shares (b)	Machinery— 0.6%	2,162,848
329,699	Foshan Haitian Flavouring & Food Co. Ltd., A Shares (b)	Food Products— 1.2%	4,528,108
293,900	GDS Holdings Ltd., Class A (a)	Information Technology Services— 0.4%	1,422,794
195,200	Hangzhou Tigermed Consulting Co. Ltd., H Shares (c)	Life Sciences Tools & Services— 0.6%	2,354,218
92,661	JD.com, Inc., Class A (a)	Internet & Direct Marketing Retail— 0.7%	2,632,950
11,000	Kweichow Moutai Co. Ltd., A Shares (Stock Connect) (b)	Beverages— 0.8%	2,963,417

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

March 31, 2022 (unaudited)

Aberdeen Emerging Markets Equity Income Fund, Inc.

306,500	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods— 0.7%	$2,602,599
543,832	LONGi Green Energy Technology Co. Ltd., A Shares (b)	Semiconductors & Semiconductor Equipment— 1.6%	6,131,368
448,086	Midea Group Co. Ltd., A Shares (Stock Connect) (b)	Household Durables— 1.1%	3,996,599
1,535,436	NARI Technology Co. Ltd., A Shares (Stock Connect) (b)	Electrical Equipment— 2.0%	7,566,363
39,907	Prosus NV (a)	Internet & Direct Marketing Retail— 0.6%	2,152,097
345,000	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods— 1.2%	4,554,697
371,300	Sungrow Power Supply Co. Ltd., A Shares (Stock Connect) (b)	Electrical Equipment— 1.6%	6,227,532
463,300	Tencent Holdings Ltd.	Interactive Media & Services— 5.7%	21,355,509
424,500	Wuxi Biologics Cayman, Inc. (a)(c)	Life Sciences Tools & Services— 0.9%	3,370,783
620,328	Yonyou Network Technology Co. Ltd., A Shares (b)	Software— 0.6%	2,230,205
95,368	Yunnan Energy New Material Co. Ltd., A Shares (Stock Connect) (b)	Chemicals— 0.9%	3,289,646
703,500	Zhongsheng Group Holdings Ltd.	Specialty Retail— 1.3%	4,946,471
			122,120,277
HONG KONG—5.1%
513,800	AIA Group Ltd.	Insurance— 1.4%	5,365,037
134,032	Hong Kong Exchanges & Clearing Ltd.	Capital Markets— 1.7%	6,282,524
13,748,000	Pacific Basin Shipping Ltd.	Marine— 2.0%	7,361,041
			19,008,602
INDIA—15.5%
117,600	Godrej Properties Ltd. (a)	Real Estate Management & Development— 0.7%	2,577,389
178,290	Hindustan Unilever Ltd.	Personal Products— 1.3%	4,790,553
356,516	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance— 3.0%	11,121,919
43,000	Info Edge India Ltd.	Interactive Media & Services— 0.7%	2,542,031
276,000	Infosys Ltd.	Information Technology Services— 1.9%	6,916,660
200,206	Kotak Mahindra Bank Ltd.	Banks— 1.2%	4,595,828
42,467	Maruti Suzuki India Ltd.	Automobiles— 1.1%	4,215,384
2,286,303	Power Grid Corp. of India Ltd.	Electric Utilities— 1.7%	6,518,098
430,283	SBI Life Insurance Co. Ltd. (c)	Insurance— 1.7%	6,325,531
87,141	Tata Consultancy Services Ltd.	Information Technology Services— 1.1%	4,285,899
48,369	UltraTech Cement Ltd.	Construction Materials— 1.1%	4,191,282
			58,080,574
INDONESIA—3.1%
4,925,300	Bank Central Asia Tbk PT	Banks— 0.7%	2,734,849
23,671,586	Bank Rakyat Indonesia Persero Tbk PT	Banks— 2.1%	7,645,558
37,201,600	Sepatu Bata Tbk PT (a)	Textiles, Apparel & Luxury Goods— 0.3%	1,170,766
			11,551,173

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

March 31, 2022 (unaudited)

Aberdeen Emerging Markets Equity Income Fund, Inc.

KAZAKHSTAN—0.6%
45,057	Kaspi.KZ JSC., GDR (c)	Consumer Finance— 0.6%	$2,234,951
MACAO—1.0%
1,538,800	Sands China Ltd. (a)	Hotels, Restaurants & Leisure— 1.0%	3,660,771
MEXICO—7.3%
59,990	Fomento Economico Mexicano SAB de CV, ADR	Beverages— 1.3%	4,970,172
55,318	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	Transportation Infrastructure— 0.9%	3,301,931
1,086,804	Grupo Financiero Banorte SAB de CV, Class O	Banks— 2.2%	8,186,273
1,832,644	Grupo Mexico SAB de CV, Class B	Metals & Mining— 2.9%	10,941,502
			27,399,878
NETHERLANDS—2.0%
8,821	ASM International NV	Semiconductors & Semiconductor Equipment— 0.9%	3,212,005
6,170	ASML Holding NV	Semiconductors & Semiconductor Equipment— 1.1%	4,122,926
			7,334,931
PERU—0.7%
15,157	Credicorp Ltd.	Banks— 0.7%	2,605,034
POLAND—1.3%
358,589	Allegro.eu SA (a)(c)	Internet & Direct Marketing Retail— 0.8%	3,003,537
20,949	Dino Polska SA (a)(c)	Food & Staples Retailing— 0.5%	1,690,727
			4,694,264
RUSSIA—0.0%
106,851	LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels— —%	—
314,849	Novatek PJSC	Oil, Gas & Consumable Fuels— —%	—
364,420	Sberbank of Russia PJSC	Banks— —%	—
			—
SOUTH AFRICA—2.9%
68,762	Anglo American Platinum Ltd.	Metals & Mining— 2.5%	9,442,075
128,397	Vodacom Group Ltd.	Wireless Telecommunication Services— 0.4%	1,405,887
			10,847,962
SOUTH KOREA—1.7%
97,332	Samsung Engineering Co. Ltd. (a)	Construction & Engineering— 0.5%	2,089,040
9,147	Samsung SDI Co. Ltd.	Electronic Equipment Instruments & Components— 1.2%	4,451,750
			6,540,790

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

March 31, 2022 (unaudited)

Aberdeen Emerging Markets Equity Income Fund, Inc.

TAIWAN—13.9%
266,000		Accton Technology Corp.	Communications Equipment— 0.5%	$2,045,277
397,000		Chroma ATE, Inc.	Electronic Equipment Instruments & Components— 0.7%	2,475,696
279,000		Delta Electronics, Inc.	Electronic Equipment Instruments & Components— 0.7%	2,586,811
166,000		Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment— 1.0%	3,863,648
1,390,000		Hon Hai Precision Industry Co. Ltd.	Electronic Equipment Instruments & Components— 1.4%	5,103,842
22,972		Sea Ltd., ADR (a)	Entertainment— 0.7%	2,751,816
1,619,000		Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment— 8.9%	33,211,378
				52,038,468
THAILAND—2.2%
926,900		Kasikornbank PCL	Banks— 1.2%	4,479,539
910,300		PTT Exploration & Production PCL, Foreign Shares	Oil, Gas & Consumable Fuels— 1.0%	3,922,148
				8,401,687
VIETNAM—2.3%
1,310,000		FPT Corp.	Information Technology Services— 1.6%	6,121,686
1,225,000		Vietnam Technological & Commercial Joint Stock Bank (a)	Banks— 0.7%	2,642,908
				8,764,594
Total Common Stocks				389,717,790
PREFERRED STOCKS—10.2%
SOUTH KOREA—10.2%
33,356		LG Chem Ltd., Pref	Chemicals— 2.0%	7,481,777
596,331		Samsung Electronics Co. Ltd., Pref	Technology Hardware, Storage & Peripherals— 8.2%	30,899,138
				38,380,915
Total Preferred Stocks				38,380,915
PRIVATE EQUITY—0.1%
GLOBAL—0.0%*
11,723,413	(d)	Emerging Markets Ventures I, L.P. (a)(e)(f)(g)(h)(i)	Private Equity— —%	1,759
ISRAEL—0.1%
3,349,175	(d)	BPA Israel Ventures, LLC (a)(e)(f)(g)(h)(i)(j)	Private Equity— —%	50,405

See accompanying Notes to Portfolio of Investments.

Statement of Investments (concluded)

March 31, 2022 (unaudited)

Aberdeen Emerging Markets Equity Income Fund, Inc.

108,960		Exent Technologies Ltd. Preferred A1 Shares (a)(e)(f)(h)(i)(k)	Private Equity— —%	$—
93,456		Exent Technologies Ltd. Preferred C Shares (a)(e)(f)(h)(i)(k)	Private Equity— —%	—
23,574		Exent Technologies Ltd. Warrants A1 (a)(e)(f)(h)(i)(k)	Private Equity— —%	—
1,522,368	(d)	Neurone Ventures II, L.P. (a)(e)(f)(h)(i)(j)	Private Equity— 0.1%	143,377
2,400,000		Telesoft Partners II QP, L.P. (a)(e)(h)(i)(j)(l)	Private Equity— —%	119,328
				313,110
Total Private Equity				314,869
Total Long-Term Investments—114.2% (cost $427,291,168)				428,413,574

Shares	Description	Value (US$)

SHORT-TERM INVESTMENT—0.7%
UNITED STATES—0.7%
2,582,038	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25%(m)	2,582,038
Total Short-Term Investment—0.7% (cost $2,582,038)		2,582,038
Total Investments—114.9% (cost $429,873,206)		430,995,612
Liabilities in Excess of Other Assets—(14.9)%		(55,805,289)
Net Assets—100.0%		$375,190,323

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Represents contributed capital.
(e)	Illiquid security.
(f)	Considered in liquidation by the Fund's Adviser.
(g)	As of March 31, 2022, the aggregate amount of open commitments for the Fund is $2,806,782.
(h)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund's Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.
(i)	Restricted security, not readily marketable.
(j)	Fund of Fund investment.
(k)	Direct investment.
(l)	Considered active investments by the Fund's Adviser.
(m)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of March 31, 2022.
*	“Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is not categorized under a particular country.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

March 31, 2022

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The Fund may also invest in private equity private placement securities, which represented 0.1% of the net assets of the Fund as of March 31, 2022. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund's Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

Aberdeen Emerging Markets Equity Income Fund, Inc.